Offerings	Aug. 04, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share
Amount Registered | shares	17,250,000
Proposed Maximum Offering Price per Unit	21.00
Maximum Aggregate Offering Price	$ 362,250,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 55,460.48
Offering Note	1a. Includes the aggregate offering price of additional shares that the underwriters have the option to purchase. 1b. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share
Maximum Aggregate Offering Price	$ 100,000,000.00
Amount of Registration Fee	$ 15,310.00
Offering Note	See notes 1a. 2a. The registrant previously paid a fee of $15,310 in connection with the initial filing of the Registration Statement on July 18, 2025 calculated in accordance with Rule 457(o). Amendment No. 1 is registering an aggregate of 17,250,000 shares at a proposed maximum offering price of $21 calculated in accordance with Rule 457(a).The net fee due is $40,150.48. Due to technical difficulties with the SEC's FEPT system, the amounts in the lines "Total Offering Amounts" and "Total Fees Previously Paid" should be (i) $362,250,000 for the "Maximum Aggregate Offering Price" and (ii) $55,460.48 for the "Amount of Registration Fee". The amount in the "Total Fees Previously Paid" row should be "15,310."